Expense Example - Kurv High Income ETF [Member]	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	$ 1,490